Aristotle Small/Mid Cap Equity Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	COMMON STOCKS - 92.7%	Shares	Value
	Communication Services - 1.3%
	World Wrestling Entertainment, Inc. - Class A	7,049	$764,605
	Total Communication Services		764,605

	Consumer Discretionary - 5.9%
	1-800-Flowers.com, Inc. - Class A (a)	33,607	262,135
	Carter's, Inc.	9,786	710,463
	Designer Brands, Inc. - Class A	27,585	278,609
	KB Home	10,185	526,666
	Monro, Inc.	13,412	544,930
	Newell Brands, Inc.	29,904	260,165
	Pool Corp.	632	236,772
	Sonos, Inc. (a)	17,042	278,296
	Wolverine World Wide, Inc.	31,376	460,913
	Total Consumer Discretionary		3,558,949

	Consumer Staples - 2.8%
	Herbalife, Ltd. - ADR (a)	20,944	277,299
	J & J Snack Foods Corp.	2,723	431,214
	Nu Skin Enterprises, Inc. - Class A	12,272	407,430
	TreeHouse Foods, Inc. (a)	12,086	608,893
	Total Consumer Staples		1,724,836

	Energy - 4.8%
	Diamondback Energy, Inc.	5,380	706,717
	NexTier Oilfield Solutions, Inc. (a)	64,663	578,087
	Oceaneering International, Inc. (a)	35,934	671,966
	Range Resources Corp.	31,154	915,927
	Total Energy		2,872,697

	Financials - 10.7%
	BankUnited, Inc.	28,497	614,110
	Banner Corp.	4,925	215,075
	Berkshire Hills Bancorp, Inc.	7,789	161,466
	BRP Group, Inc. - Class A (a)	24,736	612,958
	Cohen & Steers, Inc.	10,739	622,755
	eHealth, Inc. (a)	10,694	85,980
	Euronet Worldwide, Inc. (a)	6,323	742,130
	Nasdaq, Inc.	13,644	680,153
	National Bank Holdings Corp. - Class A	22,250	646,140
	Pacific Premier Bancorp, Inc.	15,978	330,425
	Texas Capital Bancshares, Inc. (a)	8,697	447,896
	United Community Banks, Inc. of Georgia	15,625	390,469
	Voya Financial, Inc.	9,015	646,466
	WSFS Financial Corp.	6,706	252,950
	Total Financials		6,448,973

	Health Care - 15.5%
	Acadia Healthcare Co., Inc. (a)	17,309	1,378,488
	Catalent, Inc. (a)	10,185	441,622
	Charles River Laboratories International, Inc. (a)	3,146	661,447
	Chemed Corp.	1,845	999,381
	Coherus Biosciences, Inc. (a)	39,471	168,541
	Encompass Health Corp.	10,402	704,319
	Enhabit, Inc. (a)	6,124	70,426
	Haemonetics Corp. (a)	5,183	441,281
	HealthEquity, Inc. (a)	10,185	643,081
	Merit Medical Systems, Inc. (a)	16,583	1,387,001
	Pediatrix Medical Group, Inc. (a)	15,149	215,267
	PetIQ, Inc. (a)	22,210	336,926
	Prestige Consumer Healthcare, Inc. (a)	10,558	627,462
	QuidelOrtho Corp. (a)	4,059	336,329
	Supernus Pharmaceuticals, Inc. (a)	21,479	645,659
	Teleflex, Inc.	1,321	319,722
	Total Health Care		9,376,952

	Industrials - 26.7%
	AerCap Holdings NV - ADR (a)	17,480	1,110,330
	Albany International Corp. - Class A	9,408	877,578
	ASGN, Inc. (a)	10,729	811,434
	AZEK Co., Inc. (a)	22,054	668,016
	AZZ, Inc.	9,479	411,957
	Barnes Group, Inc.	17,571	741,320
	Carlisle Cos., Inc.	3,454	886,055
	Dycom Industries, Inc. (a)	12,721	1,445,742
	Enviri Corp. (a)	53,142	524,512
	Flowserve Corp.	11,355	421,838
	FTI Consulting, Inc. (a)	7,281	1,384,846
	GXO Logistics, Inc. (a)	5,869	368,691
	HEICO Corp. - Class A	4,447	625,248
	Huron Consulting Group, Inc. (a)	14,370	1,220,157
	IDEX Corp.	2,642	568,717
	Jacobs Solutions, Inc.	4,381	520,857
	KBR, Inc.	13,845	900,756
	Knight-Swift Transportation Holdings, Inc.	10,170	565,045
	Matthews International Corp. - Class A	18,201	775,727
	Mercury Systems, Inc. (a)	6,366	220,200
	Westinghouse Air Brake Technologies Corp.	3,499	383,735
	WillScot Mobile Mini Holdings Corp. (a)	14,022	670,111
	Total Industrials		16,102,872

	Information Technology - 17.8%
	ACI Worldwide, Inc. (a)	25,008	579,435
	Advanced Energy Industries, Inc.	10,734	1,196,304
	Aspen Technology, Inc. (a)	2,082	348,964
	Belden, Inc.	13,744	1,314,615
	Box, Inc. - Class A (a)	25,543	750,453
	CalAmp Corp. (a)	50,117	53,124
	Ciena Corp. (a)	10,583	449,672
	Gartner, Inc. (a)	3,292	1,153,221
	Infinera Corp. (a)	55,689	268,978
	IPG Photonics Corp. (a)	3,514	477,271
	Itron, Inc. (a)	13,512	974,215
	Knowles Corp. (a)	36,216	654,061
	MACOM Technology Solutions Holdings, Inc. (a)	18,121	1,187,469
	NCR Corp. (a)	21,272	536,054
	Rogers Corp. (a)	1,304	211,157
	Teledyne Technologies, Inc. (a)	1,457	598,987
	Total Information Technology		10,753,980

	Materials - 5.0%
	Alamos Gold, Inc. - Class A - ADR	61,905	737,907
	AptarGroup, Inc.	6,252	724,357
	Silgan Holdings, Inc.	7,039	330,059
	Summit Materials, Inc. - Class A (a)	18,585	703,442
	Tronox Holdings PLC - ADR	41,107	522,470
	Total Materials		3,018,235

	Real Estate - 0.2%
	Safehold, Inc.	4,470	106,073
	Total Real Estate		106,073

	Utilities - 2.0%
	ALLETE, Inc.	14,501	840,622
	NorthWestern Corp.	6,302	357,702
	Total Utilities		1,198,324
	TOTAL COMMON STOCKS (Cost $52,771,405)		55,926,496

	REAL ESTATE INVESTMENT TRUSTS - 2.6%
	Boston Properties, Inc.	4,334	249,595
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,843	596,075
	JBG SMITH Properties	25,613	385,219
	STAG Industrial, Inc.	9,585	343,910
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,482,958)		1,574,799

	CLOSED END FUNDS — 0.8%
	SLR Investment Corp.	33,252	474,506
	TOTAL CLOSED END FUNDS (Cost $490,467)		474,506

	EXCHANGE TRADED FUNDS — 0.7%
	iShares Core S&P Small-Cap ETF	2,807	279,718
	iShares Russell 2000 ETF	674	126,220
	TOTAL EXCHANGE TRADED FUNDS (Cost $387,633)		405,938

	SHORT TERM INVESTMENTS - 3.3%
	U.S. Bank Money Market Deposit Account - 5.10% (b)	2,013,553	2,013,553
	TOTAL SHORT TERM INVESTMENTS (Cost $2,013,553)		2,013,553

	TOTAL INVESTMENTS - 100.1% (Cost $57,146,016)		60,395,292
	Liabilities in Excess of Other Assets - (0.1)%		(56,537)
	TOTAL NET ASSETS - 100.0%		$60,338,755

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.